Related Party Transactions	3 Months Ended
Mar. 31, 2025
Related Party Transactions
Related Party Transactions
9.
Related Party Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of the entity, which are the directors and officers of the Company.

Compensation to key management is comprised of the following (in thousands):

	Three months ended March 31,
	2025	2024
Management and director fees(1)	$477	$490
Share-based compensation	1,173	1,755
	$1,650	$2,245

(1)
Management and director fees are comprised of salaries, bonuses, benefits and directors' fees included on the Company's interim condensed consolidated statement of comprehensive loss.

On June 17, 2022, the Company entered into a master service agreement (the "MSA") with Telescope, a related party of the Company. Dr. Andy Robinson, President and Chief Operating Officer of the Company and Robert Mintak, former Chief Executive Officer of the Company, are both independent directors of Telescope. Under the MSA, Telescope would provide various research and development ("R&D") services for the purpose of developing new technologies. The Company would fund an initial project for one year under the MSA, which would aim to evaluate the use of captured CO2 in the Company’s various chemical processes, as well as investigate the potential for permanent geological sequestration of CO2 within the lithium brine extraction and reinjection processes contemplated by the Company. Other R&D projects may be performed for the Company by Telescope, as required. The Company incurred $0.1 million of costs related to the MSA during the three months ended March 31, 2024. There were no such costs incurred during the three months ended March 31, 2025.

The balances of related party receivables and payables as of the periods indicated are as follows (in thousands):

	March 31, 2025	December 31, 2024
Receivables – related parties
Joint Ventures(1)	$3,190	$1,274
Total	$3,190	$1,274

Accounts payable – related parties
Joint Ventures(2)	$4,000	$4,000
Management and directors(3)	276	397
Total	$4,276	$4,397

(1) Receivables – related parties from the Joint Ventures represent receivables from SWA Lithium and Texas Lithium for reimbursement of costs paid by the Company on behalf of these entities.

(2) Accounts payable – related parties to the Joint Ventures represents cash received from SWA Lithium and Texas Lithium and is held by the Company in a separate account and designated for working capital needs. The maturity of this liability balance is May 7, 2025.

(3) Amounts due to the key management personnel are non-interest bearing, unsecured and have no fixed terms of repayment.